Babson
Tax-Free
Income
Fund

Semiannual Report
December 31, 1998


MESSAGE
To Our Shareholders

For the year ending December 31, 1998, total investment returns (price change and reinvested distributions) for Babson Tax-Free Income Fund were 5.41% for Portfolio L and 4.12% for Portfolio S. Portfolio MM's price remained at $1.00 and provided a return of 2.90% for the same period. Some income from the fund may be subject to the federal Alternative Minimum Tax as well as state and local taxes. The average maturities of Portfolio L, S, and MM were 13.7 years, 4.5 years and 31 days, respectively.

Average annual compounded total returns for five and ten year periods ended December 31, 1998, were 5.00% and 7.26% for Portfolio L, 3.99% and 5.59% for Portfolio S and 2.94% and 3.50% for Portfolio MM, respectively. Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.

Although tax-exempt interest rates inched slightly higher during the fourth quarter, they remained lower than at the end of 1997. As a result of the Federal Reserve Board's easing, short-term interest rates declined the most during the year. One-year municipal rates fell 65 basis points, while 30-year rates declined only 10 basis points. By year-end, the municipal yield curve, which depicts the yield differential from one to thirty years, steepened to 200 basis points, compared with the Treasury curve at 63 basis points.

Issuance in the municipal market remained strong in 1998 with volume increasing to $284 billion, representing a 20% increase over 1997's level. This was the second largest year for issuance in municipal bond history, falling shy of 1993Os record level by only $10 billion. The strong national economy was the primary driver for new bond issuance in 1998, creating an increased demand for infrastructure projects along with tremendous voter support for bond initiatives.

Credit quality remained strong during 1998 with the ratings agencies reporting that upgrades continued to outnumber downgrades. Tax-backed issues dominated the list of ratings upgrades, benefiting from the continued economic expansion, reduced financing costs, low inflation, and strong expenditure controls. As a result of the strong ratings trends and the proliferation of bond insurance, quality spreads remained narrow.

1998 marked the return of the retail investor to the municipal market as buyers of individual bonds as well as mutual funds. Municipals appear to have benefited from the volatility in the equity markets, with individuals rebalancing portfolios to include more fixed income. The new issue supply in the tax-exempt market kept the Municipal/Treasury ratio at very attractive levels. Ratios peaked during the fourth quarter with most maturities yielding over 90% of comparable Treasuries. As a result, municipal bonds continue to represent tremendous value for investors, even those in the lowest tax brackets.

We believe our philosophy of focusing on high quality issues will continue to serve our shareholders well, and we will continue to seek out opportunities to improve total return through security selection in undervalued sectors of the market and yield curve.

Sincerely,

/s/Larry D. Armel
Larry D. Armel
President


Tables indicating Quality Ratings and Market Sector Diversification of D.L. Babson Tax-Free Income Fund are shown below:

Quality Ratings
                 Portfolio       Portfolio       Portfolio
                 L               S               MM
Aaa              48%             55%             74%
Aa               27              18              26
A                17              15               0
Lower             8              12               0
    TOTAL       100%            100%            100%
Source: Moody's



Market Sector Diversification
                                     Portfolio       Portfolio       Portfolio
                                         L               S               MM
Bonds Collateralized by
 U.S. Government Securities              2%              4%               2%
General Obligations                     32              30               10
Variable Rate Demand Bonds and Notes     1               2               64
Tax-Exempt Commercial Paper              0               0               24
Revenue:
  Electric                               7               13               0
  Housing and Housing Finance Agencies   8               10               0
  Pollution Control                      0                0               0
  Water and Sewer                       10                3               0
  Industrial Development                 0                5               0
  Education                             21               12               0
  Transportation                         2                5               0
  Hospital                              15               16               0
  Aviation                               2                0               0
    TOTAL                              100%             100%           100%



STATEMENT OF NET ASSETS
December 31, 1998 (unaudited)

PORTFOLIO L - LONGER TERM

                                                                     PRINCIPAL          MARKET
STATE/Territory DESCRIPTION                                          AMOUNT              VALUE
ARIZONA
Maricopa Cnty Unified School Dist #48 (Scottsdale),
        9.25%, due July 1, 2007                                   $    500,000    $    683,125

ARKANSAS
Arkansas GO, Series B, 0.00%, due June 1, 2010                       1,000,000         601,250
Univ of Arkansas Rev Ref (Athletic Facilities Fayetteville)
	(Call 9/15/05 @ 100),
        4.80%, due September 15, 2007                                1,000,000       1,028,750

CALIFORNIA
California Health Fac Auth Rev (Kaiser Permanente Medical)
	(Call 10/1/01 @ 101),
        5.45%, due October 1, 2013                                     250,000         254,375
Santa Rosa Water Rev Ref (FGIC Ins) Series B
	(Call 9/1/02 @ 101.5), O.I.D.,
        6.00%, due September 1, 2015                                   500,000         575,625
Univ of California Rev (MBIA Ins) Series D
        (Call 7/1/06 @ 101),
        5.75%, due July 1, 2013                                      1,000,000       1,100,000

COLORADO
Adams Cnty School Dist #12 Thornton Rev Ref (FGIC Ins)
	(Call 12/15/03 @ 100), O.I.D.,
        6.20%, due December 15, 2010                                   500,000         544,375
Denver City & Cnty School Dist #1 GO, Series A
        (Call 12/1/04 @ 101),
        O.I.D., 5.125%, due December 1, 2012                           500,000         518,125

DIST OF COLUMBIA
Dist of Columbia GO, Series A, 5.75%, due June 1, 2003                 500,000         529,188

FLORIDA
Dade Cnty Special Obligation Cabs (AMBAC Ins)
	(Call 10/1/08 @ 30.8464),
        0.00%, due October 1, 2027                                   1,000,000         203,750
Florida State Public Board of Ed Capital Outlay Ref,
	Series A (Call 6/1/00 @ 102), O.I.D.,
        7.25%, due June 1, 2023                                      1,000,000       1,065,000
Miami-Dade Cnty Special Obligation Ref (MBIA Ins) Series A
	(Call 4/1/08) @ 69.484), O.I.D.,
        0.00%, due October 1, 2015                                     500,000         221,250
Palm Beach Cnty Airport Sys Rev Ref (MBIA Ins)
        (Call 10/1/01 @ 102),
        7.75%, due October 1, 2010                                     500,000         558,750
Tampa Rev (Catholic Health Care East) (FGIC Ins)
	(Call 11/15/08 @ 101),
        4.875%, due November 15, 2023                                  500,000         487,500

ILLINOIS
Chicago GO (AMBAC Ins) Series B,
        5.125%, due January 1, 2022                                  1,000,000       1,018,750

INDIANA
Indiana Bond Bank Special Program, Series 94 A-1
        (Call 8/1/04 @ 102),
        5.60%, due August 1, 2015                                      500,000         523,750

KANSAS
Johnson Cnty Unified School Dist #229 GO,
	Series A (Call 10/1/07 @ 100),
        4.90%, due October 1, 2011                                   1,000,000       1,033,750

LOUISIANA
St. Tammany Parish Hosp Service Dist #2 Rev
	(Slidell Memorial Hosp & Medical Center)
	(Connie Lee Ins) (Call 10/1/04 @ 102), O.I.D.,
        6.125%, due October 1, 2011                                    500,000         551,250

MASSACHUSETTS
Massachusetts Health & Ed Fac Auth Rev (Winchester Hosp)
	(Connie Lee Ins) Series D (Call 7/1/04 @ 102), O.I.D.,
        5.75%, due July 1, 2014                                        500,000         533,750
Massachusetts Housing Finance Agy Projects, Series A
	(Callable 4/1/03 @ 102),
        6.375%, due April 1, 2021                                      975,000       1,046,906

MICHIGAN
Michigan State Hosp Finance Auth Rev (Mercy Health Services)
	(AMBAC Ins) Series Q (Call 8/15/06 @ 101),
        5.375%, due August 15, 2026                                    500,000         511,875
Milan Area Schools GO
        (Call 5/1/04 @ 101; 5/1/06 @ 100), O.I.D.,
        5.00%, due May 1, 2013                                         500,000         510,000

NEVADA
Clark Cnty School Dist GO (MBIA Ins) Series A
        (Call 3/1/01 @ 101),
        6.75%, due March 1, 2007                                       500,000         532,500
Nevada GO (Natural Resources) Series C
        (Call 5/15/07 @ 100),
        5.375%, due May 15, 2017                                       500,000         515,000

NEW HAMPSHIRE
New Hampshire Higher Ed & Health Fac Auth Rev
	(AMBAC Ins) (Call 10/01/06 @ 102),
        5.70%, due October 1, 2010                                     500,000         548,125
New Hampshire Higher Ed & Health Fac Auth Rev,
        5.50%, due July 1, 2018                                        500,000         501,875

NEW JERSEY
New Jersey Economic Dev Auth Public Schools Rev
	(Small Project Loan Program) (Call 8/15/03 @ 102),
        5.20%, due August 15, 2008                                     250,000         264,688
New Jersey Turnpike Auth Rev,
        10.375%, due January 1, 2003                                   135,000         155,081

NEW YORK
Battery Park City Auth Rev Ref (AMBAC Ins) Series A
	(Call 11/1/03 @ 102), O.I.D.,
        5.00%, due November 1, 2004                                  1,000,000       1,048,750
Long Island Power Auth Electric Sys Rev, Series 6,
        4.85%, due May 1, 2033                                         100,000         100,000
New York City Municipal Water Financing Auth
        Water & Sewer Sys Rev
	(FSA Ins) Series A (Call 6/15/01 @ 101),
        6.80%, due June 15, 2004                                     1,000,000       1,081,250
New York Dormitory Auth Rev (State Univ Ed Fac) Series B
	(Pre-refunded 5/15/04 @ 102), O.I.D.,
        6.10%, due May 15, 2008                                      1,000,000       1,118,750
New York Environmental Fac Corp PCR
	(State Water-Revolving Fund) Series B
        (Call 6/15/07 @ 101),
        6.65%, due September 15, 2013                                  500,000         553,750

RHODE ISLAND
Rhode Island Depositors Economic Protection Corp
        Special Obligation
	(MBIA Ins) Series B, O.I.D.,
        5.80%, due August 1, 2009                                      500,000         565,625
Rhode Island Industrial Fac Corp PCR (Inge Co)
	(SBA Gtd) (Call 3/4/99 @ 100),
        9.125%, due October 1, 2000                                     40,000          40,158

TEXAS
Harris Cnty Toll Road Ref (FGIC Ins)
	(Call 8/15/04 @ 102), O.I.D.,
        5.00%, due August 15, 2016                                     500,000         500,625
Hays Consolidated Independent School Dist (PSF Gtd)
	(Call 9/1/06 @ 100), O.I.D.,
        4.50%, due September 1, 2010                                   500,000         500,625
Lonestar Airport Improvement Auth
        4.85%, due December 1, 2014                                    100,000         100,000
San Antonio Electric & Gas Rev
        (Call 2/1/02 @ 101; 2/1/03 @ 100), O.I.D.,
        5.75%, due February 1, 2011                                    295,000         309,381

TEXAS (Continued)
San Antonio Electric & Gas Rev
	(Escrowed) (Pre-refunded 2/1/02 @ 101), O.I.D.,
        5.75%, due February 1, 2011                                    205,000         218,581
Texas Public Finance Auth Bldg Rev (AMBAC Ins)
	Series A (Call 2/1/05 @ 100),
        6.00%, due February 1, 2008                                    500,000         551,875

VIRGINIA
Danville Industrial Dev Auth Hosp Rev
        (Danville Regional Medical
	Center) (FGIC Ins) (Call 10/1/04 @ 101), O.I.D.,
        6.375%, due October 1, 2014                                    500,000         566,875
Fairfax Cnty Industrial Dev Auth Rev (Inova Health Sys)
        (Call 8/15/06 @ 102),
        5.50%, due August 15, 2009                                     500,000         540,000
Virginia State Univ Commonwealth Rev
        (Call 5/1/06 @ 102; 5/1/08 @ 100),
        5.75%, due May 1, 2021                                         500,000         525,625

WASHINGTON
Tacoma Conservation Sys Project Rev
	(Tacoma Public Utilities Light Div)
        (Call 1/1/05 @ 100),
        6.50%, due January 1, 2012                                     500,000         552,500
Washington GO, Series DD-13 (Call 3/1/04 @ 100),
        5.875%, due March 1, 2014                                      500,000         536,875
Washington Public Power Supply Sys Nuclear Project
        #2 Rev Ref,
	Series 94 A (Call 7/1/04 @ 102), O.I.D.,
        5.375%, due July 1, 2011                                       500,000         518,125

WISCONSIN
	Wisconsin Public Power Inc Sys Rev (MBIA Ins)
        (Call 7/1/06 @ 102),
        5.90%, due July 1, 2011                                        500,000         550,000

TOTAL INVESTMENTS - 97.93%                                                         $27,097,733

Other assets less liabilities - 2.07%                                                  572,430


TOTAL NET ASSETS - 100.00%
	(equivalent to $9.24 per share;
        50,000,000 shares of $0.10 par value
	capital shares authorized;
        2,993,385 shares outstanding)                                           $   27,670,163

See accompanying Notes to Financial Statements.



STATEMENT OF NET ASSETS
December 31, 1998 (unaudited)

PORTFOLIO S - SHORTER TERM

                                                                     PRINCIPAL          MARKET
STATE/Territory DESCRIPTION                                          AMOUNT              VALUE
ARIZONA
Chandler GO (FGIC Ins) (Call 7/1/01 @ 101),
        6.90%, due July 1, 2005                                   $  1,000,000    $  1,080,000
Lake Havasu City Municipal Property Corp Fac Rev
	(AMBAC Ins) Series A (Call 3/4/99 @ 100),
        6.30%, due June 1, 1999                                        500,000         502,775
Maricopa Cnty Unified School Dist #93 Cave Creek,
        6.40%, due July 1, 2005                                        500,000         559,375

ARKANSAS
Univ of Arkansas Rev Ref (Athletic Fac Fayetteville),
        4.50%, due September 15, 2003                                  500,000         511,875

COLORADO
Jefferson Cnty School Dist #R-001 (FGIC Ins) Series A,
        6.00%, due December 15, 2006                                   500,000         564,375

DIST OF COLUMBIA
Dist of Columbia GO, Series A,
        5.75%, due June 1, 2003                                        465,000         491,737
Dist of Columbia GO, Series A (Escrowed to maturity),
        5.75%, due June 1, 2003                                         35,000          37,450

GUAM
Guam Govt Limited Obligation Hwy (FSA Ins) Series A,
        5.75%, due May 1, 2001                                         500,000         523,750
	Guam Power Auth Rev, Series A,
        5.00%, due October 1, 2002                                     500,000         511,875

ILLINOIS
Du Page & Will Cntys Community School Dist #204,
        7.25%, due December 30, 2004                                   500,000         586,875
Illinois State Toll Hwy Auth Priority Rev Ref, Series A, O.I.D.,
        3.50%, due January 1, 2005                                     500,000         479,375

INDIANA
Indianapolis Line of Credit Public Improvement Bond Bank, Series D,
        5.70%, due February 1, 2000                                    250,000         255,505
Kokomo-Center School Building Corp (First Mortgage) (AMBAC Ins),
        6.75%, due July 15, 2007                                       250,000         294,375

MASSACHUSETTS
Massachusetts Health & Ed Fac Auth Rev (Winchester Hosp)
	(Connie Lee Ins) Series D,
        5.10%, due July 1, 2001                                        500,000         516,250
Massachusetts Health & Ed Fac Auth Rev
	(Milford-Whitinsville Regional) Series C,
        4.75%, due July 15, 2003                                       500,000         505,000
Massachusetts Housing Finance Agy Projects (AMBAC Ins) Series A,
        5.35%, due April 1, 2003                                       500,000         525,625
Massachusetts Municipal Wholesale Electric Co
	Power Supply Sys Rev, Series D,
        5.70%, due July 1, 2001                                        500,000         520,625

MICHIGAN
Utica Community Schools Ref Rev,
        5.375%, due May 1, 2005                                        500,000         536,875

MISSOURI
Jackson Cnty Industrial Dev Auth Health Care Corp Rev
	(St. Joseph Health Center) (MBIA Ins),
        4.60%, due July 1, 2001                                        500,000         510,625
Sikeston Electric Rev Ref (MBIA Ins),
        5.80%, due June 1, 2002                                        500,000         532,500

NEVADA
Washoe Cnty Hosp Fac Rev Ref (Wahoe Medical Center Inc) Series A,
        5.25%, due June 1, 2001                                        500,000         517,500
Washoe Cnty Reno Sparks BWLG Fac, Series A,
        5.40%, due July 1, 2006                                        500,000         535,625

NEW MEXICO
Las Cruces School Dist (MBIA Ins),
        6.125%, due August 1, 2000                                     500,000         520,625

NEW YORK
Battery Park City Auth Rev Ref,
        6.00%, due November 1, 2003                                    500,000         543,125
New York Medical Care Fac Finance Agy Rev Ref
	(Mental Health Services) Series F,
        6.00%, due August 15, 2002                                     500,000         534,375
New York Medical Care Fac Finance Agy Rev
	(Surgical Hosp) (FHA Ins) Series A,
        5.40%, due August 15, 2004                                     335,000         350,494
New York State Dormitory Auth Rev
	(Beth Israel Medical Center) (MBIA Ins),
        5.35%, due November 1, 2005                                    500,000         540,000

NORTH CAROLINA
North Carolina Eastern Municipal Power Agy Sys Rev Ref,
        Series 93 B,
        5.375%, due January 1, 2001                                    500,000         511,875

OHIO
Columbus City School Dist (FGIC Ins) (Pre-refunded 12/1/02 @ 102),
        6.65%, due December 1, 2012                                    500,000         561,875
Ohio Special Obligation (AMBAC Ins) Series A,
        5.55%, due June 1, 2000                                        500,000         514,375
SOUTH DAKOTA
South Dakota Housing Dev Auth
	(Home Ownership Mortgage) Series C,
        4.70%, due May 1, 1999                                         430,000         431,492

TENNESSEE
Tennessee Housing Dev Agy Mortgage Finance, Series A,
        4.95%, due July 1, 2000                                        500,000         507,500

TEXAS
Fort Bend Cnty Industrial Dev Corp Rev Ref
	(Frito-Lay Inc) (Call 10/1/99 @ 100),
        4.55%, due October 1, 2011                                     500,000         502,925
Grapevine Industrial Dev Corp (American Airlines) Series A-2,
        4.85%, due December 1, 2024                                    400,000         400,000
Houston GO, Series C (Call 3/1/02 @ 100),
        5.90%, due March 1, 2003                                       500,000         530,000
San Antonio Water Rev (AMBAC Ins)
	(Pre-refunded 5/1/00 @ 49.8), O.I.D.,
        0.00%, due May 1, 2010                                       1,250,000         595,313

WASHINGTON
Washington Public Power Supply Sys Nuclear
	Project #2 Rev Ref (MBIA Ins) Series B,
        5.10%, due July 1, 2004                                        500,000         528,750
Washington Public Power Supply Sys Nuclear
	Project #2 Rev Ref, Series B (Pre-refunded 7/1/00 @ 102),
        7.50%, due July 1, 2004                                        300,000         323,250

WISCONSIN
Chippewa Valley Techonologies College Dist, Series A,
        4.75%, due April 1, 2007                                       500,000         523,125
Milwaukee Cnty GO, Series A,
        5.35%, due September 1, 2001                                   500,000         521,875
Milwaukee Metropolitan Sewer Dist GO, Series A,
        7.00%, due September 1, 2000                                   500,000         528,750

TOTAL INVESTMENTS - 99.99%                                                        $ 20,569,691

Other assets less liabilities - 0.01%                                                    2,570


TOTAL NET ASSETS - 100.00%
	(equivalent to $10.80 per share;
        50,000,000 shares of $0.10 par value
	capital shares authorized;
        1,904,047 shares outstanding)                                             $ 20,572,261

See accompanying Notes to Financial Statements.



STATEMENT OF NET ASSETS
December 31, 1998 (unaudited)

PORTFOLIO MM - MONEY MARKET

                                                                     PRINCIPAL          MARKET
STATE/Territory DESCRIPTION                                          AMOUNT              VALUE

ALABAMA
Montgomery (General Electric),
        3.20%, due January 7, 1999                                $    300,000    $    300,000

ALASKA
Alaska Housing Finance Corp, Series C (SBPA: Swiss Bank Corp),
        Fltg Rate, 4.00%, due June 1, 2026                             500,000         500,000
Anchorage Ref Bond (MBIA Ins),
        5.25%, due February 1, 1999                                    100,000         100,119

CALIFORNIA
Los Angeles Cnty Tax & Rev Anticipation Notes, Series A,
        4.50%, due June 30, 1999                                       300,000         301,163

COLORADO
Regional Transportation Dist, Series 89 A
	(LOC: Credit Local De France),
        Fltg Rate, 3.90%, due June 1, 1999                             200,000         200,000

CONNECTICUT
Connecticut GO, Series 97 B
	(SBPA: Bayerische Landesbank),
        Fltg Rate, 3.70%, due May 15, 2014                             400,000         400,000
Connecticut Special Assessment Unemployment
	Compensation Adv Fund Rev (FGIC Ins) Series C
	(SBPA: FGIC SPI),
        3.90%, due July 1, 1999                                        200,000         200,000

FLORIDA
Dade Cnty Water & Sewer Sys Rev
	(FGIC Ins) (SBPA: Commerzbank),
        Fltg Rate, 3.40%, due October 5, 2022                          400,000         400,000

GEORGIA
Burke Cnty (Ogelthorpe Power) (AMBAC Ins),
        3.10%, due January 21, 1999                                    300,000         300,000
Burke Cnty PCR (Georgia Power) Series 5,
        Fltg Rate, 3.20%, due July 1, 2024                             500,000         500,000
De Kalb Private Hosp Auth Rev
	(Egleston Childrens Hosp) Series A,
        Fltg Rate, 3.90%, due March 1, 2024                            300,000         300,000

ILLINOIS
Illinois Health Fac Auth Rev (Rush-Presbyterian, St Lukes)
	 (MBIA Ins) Series B (SBPA: Bank One),
        Fltg Rate, 4.25%, due November 15, 2023                        200,000         200,000

INDIANA
St Joseph Cnty Ed Facs Rev (Univ Notre Dame Du Lac),
        Fltg Rate, 3.90%, due March 1, 2033                            300,000         300,000

KENTUCKY
Trimble Cnty PCR (Louisville Gas & Electric),
        3.15%, due January 21, 1999                                    500,000         500,000

MICHIGAN
Michigan State Bldg Auth Rev, Series I,
        4.90%, due October 1, 1999                                     100,000         101,189

MISSISSIPPI
Jackson Cnty PCR (Chevron Corp) Series 92,
        Fltg Rate, 5.10%, due December 1, 2016                         400,000         400,000

MISSOURI
Missouri Health & Ed Facs Auth Rev (Washington Univ) Series B,
        Fltg Rate, 5.10%, due September 1, 2030                        400,000         400,000

MONTANA
Montana GO, Series C,
        4.50%, due August 1, 1999                                      100,000         100,841

NEBRASKA
Omaha Public Power Dist (Line: Morgan Guaranty Trust Co),
        3.05%, due January 6, 1999                                     210,000         210,000

NEW MEXICO
Albuquerque Airport Rev Ref, Series 95 (AMBAC Ins)
	(SBPA: Canadian Imperial Bank of Commerce),
        Fltg Rate, 3.85%, due July 1, 2014                             200,000         200,000
Hurley PCR (British Petroleum),
        Fltg Rate, 5.10%, due December 1, 2015                         300,000         300,000

NEW YORK
New York City Municipal Water Fin Auth Water & Sewer Sys Rev
	(SBPA: FGIC SPI) Series G,
        Fltg Rate, 5.10%, due June 15, 2024                            400,000         400,000

NORTH CAROLINA
Charlotte Airport Rev Ref, Series 93 A
	(MBIA Ins) (SBPA: Commerzbank),
        Fltg Rate, 3.85%, due July 1, 2016                             300,000         300,000
Charlotte GO, Series 93,
        4.20%, due February 1, 1999                                    250,000         250,111
Winston-Salem Water & Sewer Sys Rev (SBPA: Wachovia Bank NC),
         Fltg Rate, 3.95%, due June 1, 2014                            200,000         200,000

SOUTH CAROLINA
Greenville Cnty GO,
        4.30%, due March 1, 1999                                       345,000         345,334

TENNESSEE
Tennessee GO Bond Anticipation Notes, Series 98 C,
        Fltg Rate, 3.05%, due July 2, 2001                             200,000         200,000

TEXAS
Harris Cnty GO, Series A (Liq Fac: Swiss Bank Corp),
        3.00%, due February 18, 1999                                   315,000         315,000
Harris Cnty GO, Series B (Liq Fac: Swiss Bank Corp),
        3.05%, due January 11, 1999                                    100,000         100,000
Harris Cnty GO, Series C (Liq Fac: Swiss Bank Corp),
        3.10%, due January 15, 1999                                    100,000         100,000
Houston GO Public Improvement Bonds
	(Pre-refunded 2/1/99 @ 100),
        7.00%, due February 1, 2000                                    200,000         200,500
Lone Star Airport Improvement Auth Inc Rev (American Airlines)
	Series B-4 (LOC: Royal Bank of Canada),
        Fltg Rate, 4.85%, due December 1, 2014                         400,000         400,000
Lower Neches Valley Auth Industrial Dev Corp PCR (Mobil Corp),
        Fltg Rate, 4.00%, due February 1, 2004                         300,000         300,000
Port Arthur Navigation Dist Rev (Texaco Inc),
        5.10%, due October 1, 2024                                     100,000         100,000
Southwest Higher Ed Auth Inc Rev
	(Southern Methodist Univ) Series 85 (LOC: Landesbank Hessen),
        Fltg Rate, 5.10%, due July 1, 2015                             200,000         200,000
Texas Public Fin Auth,
        3.05%, due February 10, 1999                                   500,000         500,000

UTAH
Utah Transit Auth Sales Tax & Transportation Rev Bonds
	(LOC: Bayerische Landesbank),
        Fltg Rate, 3.90%, due May 1, 2028                              400,000         400,000

VIRGINIA
Virginia State Public School Auth Rev,
        4.20%, due April 1, 1999                                       220,000         220,618

WASHINGTON
Washington GO, Series 96 B (LOC: Landesbank Hessen),
        Fltg Rate, 4.05%, due June 1, 2020                             200,000         200,000
Washington Health Care Fac Auth Rev (Sisters of Providence)
	Series D (Line: RaboBank),
        Fltg Rate, 5.10%, due October 1, 2005                          300,000         300,000
Washington Public Power Supply Sys Nuclear Project #1
	Rev Ref, Series 1A-1 (LOC: Bank of America),
        Fltg Rate, 4.00%, due July 1, 2017                             100,000         100,000

WISCONSIN
Sheboygan PCR (Wisconsin Power & Light Co),
        Fltg Rate, 3.85%, due August 1, 2014                           300,000         300,000
Milwaukee Cnty Rev Ref, Series A,
        5.10%, due September 1, 1999                                   100,000         101,187
	Wisconsin GO, Series 1,
                4.80%, due November 1, 1999                            100,000         101,287

TOTAL INVESTMENTS - 99.40%                                                        $ 11,847,349

Other assets less liabilities - 0.60%                                                   71,144


TOTAL NET ASSETS - 100.00%
	(equivalent to $1.00 per share;
        100,000,000 shares of $0.10 par value
	capital shares authorized;
        11,912,580 shares outstanding)                                            $ 11,918,493


Line (Line of Credit)
Liq Fac (Liquidity Facility)
LOC (Letter of Credit)
SBPA (Stand by Purchase Agreement)


See accompanying Notes to Financial Statements.


STATEMENT OF ASSETS
AND LIABILITIES
December 31, 1998 (unaudited)

                                                                   PORTFOLIO L     PORTFOLIO S     PORTFOLIO MM
ASSETS:
  Investment securities, at market value
  (identified cost of $25,140,700,
    $20,035,600 and $11,847,349, respectively)                   $  27,097,733   $  20,569,691   $  11,847,349
  Cash                                                                 256,736          -               12,095
  Interest receivable                                                  434,051         337,174          91,341
    Total assets                                                    27,788,520      20,906,865      11,950,785

LIABILITIES AND NET ASSETS:
  Cash overdraft                                                          -            251,707          -
  Fees payable                                                          19,619          14,778             599
  Distribution payable                                                  98,738          68,119          31,693
    Total liabilities                                                  118,357         334,604          32,292

NET ASSETS                                                       $  27,670,163   $  20,572,261   $  11,918,493


NET ASSETS CONSIST OF:
  Capital (capital stock and paid-in capital)                    $  25,660,999   $  20,067,858   $  11,913,878
  Accumulated undistributed net realized gain
    (loss) on investments                                               52,131         (29,688)          4,615
    Net unrealized appreciation in value of investments              1,957,033         534,091            -
NET ASSETS APPLICABLE TO OUTSTANDING SHARES                      $  27,670,163   $  20,572,261   $  11,918,493


Capital shares, $0.10 par value
  Authorized                                                        50,000,000      50,000,000     100,000,000

  Outstanding                                                        2,993,385       1,904,047      11,912,580

NET ASSET VALUE PER SHARE                                        $        9.24   $       10.80   $        1.00

See accompanying Notes to Financial Statements.



STATEMENT OF OPERATIONS
Six Months Ended December 31, 1998 (unaudited)

                                                                   PORTFOLIO L     PORTFOLIO S     PORTFOLIO MM
INVESTMENT INCOME:
  Income:
    Interest                                                     $     726,843   $     519,335   $     196,238
  Expenses:
    Management fees (Note 3)                                           131,254         101,529          29,290
    Registration fees and other expenses                                 7,721           6,186           3,207
                                                                       138,975         107,715          32,497
      Net investment income                                            587,868         411,620         163,741

REALIZED AND UNREALIZED GAIN ON INVESTMENTS (Note 1):
  Realized gain from investment transactions
    (excluding repurchase agreements):
    Proceeds from sales of investments                               1,063,085       3,015,775      14,005,000
    Cost of investments sold                                         1,048,793       2,989,517      14,005,000
      Net realized gain from investment transactions                    14,292          26,258            -

  Unrealized appreciation on investments:
    Beginning of period                                              1,679,680         468,110            -
    End of period                                                    1,957,033         534,091            -

      Increase in net unrealized appreciation on investments           277,353          65,981            -
      Net gain on investments                                          291,645          92,239            -
      Increase in net assets resulting from operations           $     879,513   $     503,859   $     163,741

See accompanying Notes to Financial Statements.



STATEMENTS OF CHANGES
IN NET ASSETS
Six Months Ended December 31, 1998 (unaudited) and Year Ended June 30, 1998

                                                                   PORTFOLIO L     PORTFOLIO S     PORTFOLIO MM
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                                          $   1,223,541   $     897,353   $     334,347
  Net realized gain from investment transactions                       219,956          74,039            -
  Increase in net unrealized appreciation on investments               634,782          79,601            -
    Net increase in net assets resulting from operations             2,078,279       1,050,993         334,347

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                             (1,223,541)       (897,353)       (334,347)
  Net realized gain from investment transactions                       (65,480)        (62,303)           -
    Total distributions to shareholders                             (1,289,021)       (959,656)       (334,347)

INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold, 198,138(L),
    105,752(S), 16,714,916(MM)                                       1,816,295       1,144,59       16,714,916
  Net asset value of shares issued for reinvestment of
  distributions, 77,757(L), 55,359(S), 261,990(MM)                     713,850         598,777         261,990
                                                                     2,530,145       1,743,369      16,976,906
  Cost of shares redeemed, 355,788(L),
    316,848(S), 16,157,904(MM)                                      (3,267,966)     (3,425,637)    (16,157,904)
    Net increase (decrease) from capital share transactions           (737,821)     (1,682,268)        819,002
      Total increase (decrease) in net assets                           51,437      (1,590,931)        819,002
NET ASSETS - June 30, 1997                                          27,243,129      22,935,842       9,450,373
NET ASSETS - June 30, 1998                                       $  27,294,566   $  21,344,911   $  10,269,375

INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                                          $     587,868   $     411,620   $     163,741
  Net realized gain from investment transactions                        14,292          26,258            -
  Increase in net unrealized appreciation on investments               277,353          65,981            -
    Net increase in net assets resulting from operations               879,513         503,859         163,741

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                               (587,868)       (411,620)       (163,741)
  Net realized gain from investment transactions                      (221,366)        (51,455)           -
    Total distributions to shareholders                               (809,234)       (463,075)       (163,741)

INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold, 92,028(L),
    28,600 (S), 6,779,306(MM)                                          854,578         310,310       6,779,306
  Net asset value of shares issued for reinvestment
    of distributions, 43,666(L), 24,770(S), 118,091(MM)                406,049         268,314         118,091
                                                                     1,260,627         578,624       6,897,397
  Cost of shares redeemed, (103,016)(L),
    128,433(S), 5,248,177(MM)                                         (955,309)     (1,392,058)     (5,248,279)
    Net increase (decrease) from capital share transactions            305,318        (813,434)      1,649,118
      Total increase (decrease) in net assets                          375,597        (772,650)      1,649,118

NET ASSETS - June 30, 1998                                          27,294,566      21,344,911      10,269,375
NET ASSETS - December 31, 1998                                   $  27,670,163   $  20,572,261   $  11,918,493

See accompanying Notes to Financial Statements.



NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES:

The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. Its shares are currently issued in three series with each series, in effect, representing a separate Fund. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Investments - Securities held in the short-term and long-term portfolios are valued at the market value on the last business day of the period as determined by an independent pricing service. Short-term notes and the money market portfolio are valued at amortized cost which approximates market value. Investment transactions are recorded on the trade date. Investment income and dividends to shareholders are recorded daily and dividends are distributed monthly. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis.

Federal and State Taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal or state tax is required.

2. PURCHASES AND SALES OF SECURITIES:

The aggregate amounts of security transactions during the period ended December 31, 1998 (excluding repurchase agreements), were as follows:

Portfolio L
	Purchases 		$	496,975
        Proceeds from sales           1,063,085
Portfolio S
        Purchases               $     1,640,985
        Proceeds from sales           3,015,775
Portfolio MM
        Purchases               $    15,181,514
        Proceeds from sales          14,005,000

3. MANAGEMENT FEES:

Management fees, which include all normal expenses of the Fund other than taxes, fees and other charges of governmental agencies for qualifying the Fund's shares for sale, special legal fees, interest and brokerage commissions, are paid to Jones & Babson, Inc., an affiliated company. These fees are based on average daily net assets of the portfolios at the annual rate of .95 of one percent of net assets of Portfolio L and Portfolio S and
 .50 of one percent of net assets of Portfolio MM. Certain officers and/or directors of the Fund are also officers and/or directors of Jones & Babson, Inc.



This report has been prepared for the information of the Shareholders of D.L. Babson Tax-Free Income Fund, Inc., and is not to be construed as an offering of the shares of the Fund. Shares of this Fund and of the other Babson Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.



Equities
Growth Fund
Enterprise Fund*
Enterprise Fund II
Value Fund
Shadow Stock Fund
International Fund
Fixed Income
Bond Trust
Money Market Fund
Tax-Free Income Fund

*Closed to new investors.



Babson Funds
Jones & Babson Distributors
A member of the Generali Group

BMA Tower
700 Karnes Blvd.
Kansas City, MO 64108-3306
816-751-5900

1-800-4-BABSON
(1-800-422-2766)

www.babsonfunds.com

JB5C-1 (2/99)           505501